Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2025	June 30, 2025

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,230,117)	(2,115,429)
Intangible assets, net	$63,653	$178,341

	June 30, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,115,429)	(1,886,052)
Intangible assets, net	$178,341	$407,718

Schedule of estimated future amortization expense

Year ending June 30, 2026 (Remaining 6 months)	$63,653

Year ending June 30, 2026	$178,341